Schedule of Investments

Emerald Growth Fund

July 31, 2019 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 99.24%
Consumer Discretionary: 19.65%
768,349	American Eagle Outfitters, Inc.	$13,592,094
1,044,667	Chegg, Inc.(a)	46,926,442
164,826	Children's Place, Inc.	16,098,555
163,065	Churchill Downs, Inc.	19,510,727
202,299	Chuy's Holdings, Inc.(a)	4,784,371
512,123	Del Taco Restaurants, Inc.(a)	6,206,931
211,882	Five Below, Inc.(a)	24,887,660
33,897	Instructure, Inc.(a)	1,345,372
142,544	Jack in the Box, Inc.	10,238,936
249,281	Marcus Corp.	8,722,342
202,187	Meritage Homes Corp.(a)	12,699,366
575,849	Noodles & Co.(a)	4,267,041
172,786	Ollie's Bargain Outlet Holdings, Inc.(a)	14,633,246
374,933	Planet Fitness, Inc., Class A(a)	29,492,230
644,198	SeaWorld Entertainment, Inc.(a)	19,693,133
455,511	Steven Madden, Ltd.	15,719,685
370,375	Tilly's, Inc., Class A	3,033,371
105,120	Urban Outfitters, Inc.(a)	2,502,907
333,036	YETI Holdings, Inc.(a)	11,576,331
		265,930,740

Consumer Staples: 3.15%
469,817	Freshpet, Inc.(a)	21,212,238
788,969	Simply Good Foods Co.(a)	21,483,626
		42,695,864

Energy: 1.24%
39,850	Callon Petroleum Co.(a)	196,062
113,096	Delek US Holdings, Inc.	4,872,175
478,011	New Fortress Energy LLC(a)	5,678,771
61,352	Oil States International, Inc.(a)	915,372
158,100	Viper Energy Partners LP	5,100,306
		16,762,686

Financial Services: 11.14%
171,196	Atlantic Union Bankshares Corp.	6,510,584
93,600	Bryn Mawr Bank Corp.	3,470,688
1,090,810	Cadence BanCorp	18,696,483
442,061	CenterState Bank Corp.	10,750,923
55,159	CNB Financial Corp.	1,556,587
139,513	eHealth, Inc.(a)	14,474,474
1,011,100	Everi Holdings, Inc.(a)	12,143,311
146,592	Evo Payments, Inc., Class A(a)	4,561,943
122,502	First Choice Bancorp	2,719,544
218,570	Green Dot Corp., Class A(a)	11,079,313
Shares		Value (Note 2)
Financial Services (continued)
98,349	Industrial Logistics Properties Trust	$2,102,702
61,453	LendingTree, Inc.(a)	19,821,051
315,509	Moelis & Co., Class A	11,497,148
400,605	Monmouth Real Estate Investment Corp.	5,524,343
420,985	OceanFirst Financial Corp.	10,272,034
448,774	Pacific Premier Bancorp, Inc.	14,194,722
23,899	Pinnacle Financial Partners, Inc.	1,451,625
		150,827,475

Health Care: 26.39%
372,419	Adamas Pharmaceuticals, Inc.(a)	2,331,343
127,224	Addus HomeCare Corp.(a)	10,252,982
485,065	Aimmune Therapeutics, Inc.(a)	9,337,501
231,410	Arena Pharmaceuticals, Inc.(a)	14,504,779
853,513	ArQule, Inc.(a)	8,611,946
251,404	Assembly Biosciences, Inc.(a)	3,142,550
269,960	AtriCure, Inc.(a)	8,660,317
390,128	Avrobio, Inc.(a)	8,278,516
1,035,252	BioDelivery Sciences International, Inc.(a)	3,840,785
186,680	Biohaven Pharmaceutical Holding Co., Ltd.(a)	8,034,707
504,679	Catalyst Pharmaceuticals, Inc.(a)	2,518,348
224,593	Deciphera Pharmaceuticals, Inc.(a)	4,963,505
512,950	Dicerna Pharmaceuticals, Inc.(a)	6,991,508
200,000	Eloxx Pharmaceuticals, Inc.(a)	1,632,000
500,000	Exicure, Inc.(a)	1,315,000
102,057	Haemonetics Corp.(a)	12,459,119
725,347	Horizon Therapeutics PLC(a)	18,053,887
511,830	Insmed, Inc.(a)	11,234,668
216,038	Integer Holdings Corp.(a)	18,909,806
84,038	Intercept Pharmaceuticals, Inc.(a)	5,281,788
175,400	IntriCon Corp.(a)	3,153,692
833,486	Karyopharm Therapeutics, Inc.(a)	7,343,012
88,947	LivaNova PLC(a)	6,853,366
145,140	Merit Medical Systems, Inc.(a)	5,727,224
1,102,288	NeoGenomics, Inc.(a)	26,862,759
2,430,180	Oncocyte Corp.(a)	4,301,419
147,730	Personalis, Inc.(a)	2,645,844
280,344	Portola Pharmaceuticals, Inc.(a)	7,479,578
215,634	PTC Therapeutics, Inc.(a)	10,387,090
373,347	Radius Health, Inc.(a)	8,012,027
221,586	Reata Pharmaceuticals, Inc., Class A(a)	20,086,771
457,185	Replimune Group, Inc.(a)	5,678,238
186,939	Savara, Inc.(a)	474,825
164,948	Tabula Rasa HealthCare, Inc.(a)	9,941,416
326,979	Tandem Diabetes Care, Inc.(a)	20,740,278
290,330	Teladoc Health, Inc.(a)	19,812,119
120,197	TransMedics Group, Inc.(a)	2,852,275
320,552	Twist Bioscience Corp.(a)	10,809,013

Shares		Value (Note 2)
Health Care (continued)
183,015	Varex Imaging Corp.(a)	$5,818,047
439,389	Vericel Corp.(a)	8,401,118
196,523	Zogenix, Inc.(a)	9,466,513
		357,201,679

Materials & Processing: 3.65%
115,799	Carpenter Technology Corp.	5,212,113
56,752	Innospec, Inc.	5,299,502
451,602	PQ Group Holdings, Inc.(a)	7,040,475
389,399	Trex Co., Inc.(a)	31,833,368
		49,385,458

Producer Durables: 11.78%
247,696	Air Transport Services Group, Inc.(a)	5,773,794
60,125	Allied Motion Technologies, Inc.	2,383,355
30,109	Applied Industrial Technologies, Inc.	1,831,832
202,888	Chart Industries, Inc.(a)	15,324,131
280,817	H&E Equipment Services, Inc.	8,595,808
299,015	Harsco Corp.(a)	7,014,892
127,607	Insperity, Inc.	13,571,005
190,337	Knoll, Inc.	4,615,672
1,161,756	Kratos Defense & Security Solutions, Inc.(a)	28,637,285
179,333	NV5 Global, Inc.(a)	14,251,594
258,201	Spirit Airlines, Inc.(a)	10,955,468
215,416	Tetra Tech, Inc.	17,060,947
319,956	TriNet Group, Inc.(a)	23,529,564
415,770	Tutor Perini Corp.(a)	5,429,956
91,763	US Xpress Enterprises, Inc., Class A(a)	467,074
		159,442,377

Technology: 19.18%
187,500	Alarm.com Holdings, Inc.(a)	9,358,125
460,980	Applied Therapeutics, Inc.(a)	4,190,308
626,079	Ciena Corp.(a)	28,311,292
563,921	ForeScout Technologies, Inc.(a)	21,068,089
1,516,391	Glu Mobile, Inc.(a)	11,312,277
730,058	Leaf Group, Ltd.(a)	4,453,354
157,913	Lumentum Holdings, Inc.(a)	8,942,613
283,569	Mercury Systems, Inc.(a)	23,116,545
362,060	Model N, Inc.(a)	7,914,632
436,707	PlayAGS, Inc.(a)	8,192,623
486,335	Pluralsight, Inc., Class A(a)	14,925,621
92,350	Proofpoint, Inc.(a)	11,654,570
275,369	Pure Storage, Inc., Class A(a)	4,169,087
110,046	Q2 Holdings, Inc.(a)	8,789,374
491,663	Rapid7, Inc.(a)	29,819,361
310,063	SailPoint Technologies Holding, Inc.(a)	6,554,732
488,358	SVMK, Inc.(a)	8,287,435
340,290	Tenable Holdings, Inc.(a)	8,527,667
696,516	USA Technologies, Inc.(a)	4,583,075
Shares		Value (Note 2)
Technology (continued)
346,261	Varonis Systems, Inc.(a)	$24,899,629
408,830	Vocera Communications, Inc.(a)	10,494,666
		259,565,075

Utilities: 3.06%
345,772	Boingo Wireless, Inc.(a)	5,193,496
205,625	Cogent Communications Holdings, Inc.	12,956,431
89,100	Shenandoah Telecommunications Co.	3,506,976
1,590,055	Vonage Holdings Corp.(a)	19,716,682
		41,373,585

	Total Common Stocks
	(Cost $973,309,255)	1,343,184,939

SHORT TERM INVESTMENTS: 1.25%
	Dreyfus Government Cash Management Fund - Institutional Class
16,949,430	2.213% (7-Day Yield)	16,949,430

	Total Short Term Investments
	(Cost $16,949,430)	16,949,430

Total Investments: 100.49%
(Cost $990,258,685)		1,360,134,369

Liabilities In Excess Of Other Assets: (0.49)%		(6,616,409)
Net Assets: 100.00%		$1,353,517,960

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments

Emerald Small Cap Value Fund

July 31, 2019 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 95.55%
Consumer Discretionary: 14.36%
1,572	Aaron's, Inc.	$99,115
550	Children's Place, Inc.	53,718
518	Dine Brands Global, Inc.	42,523
1,387	Eldorado Resorts, Inc.(a)	62,581
4,441	GameStop Corp., Class A	17,853
4,272	Gray Television, Inc.(a)	75,828
1,317	Malibu Boats, Inc., Class A(a)	39,681
2,255	Meritor, Inc.(a)	55,766
5,402	Party City Holdco, Inc.(a)	34,465
5,665	ZAGG, Inc.(a)	37,559
		519,089

Energy: 6.32%
1,513	Arcosa, Inc.	56,738
1,996	Delek US Holdings, Inc.	85,987
4,545	Magnolia Oil & Gas Corp., Class A(a)	50,813
1,964	Whiting Petroleum Corp.(a)	34,724
		228,262

Financial Services: 42.13%
2,983	Amalgamated Bank, Class A	51,188
3,918	Amerant Bancorp, Inc., Class B(a)	54,068
840	Americold Realty Trust	28,165
1,431	Ameris Bancorp	56,911
2,096	Ares Management Corp., Class A	61,308
5,063	Bancorp, Inc.(a)	49,010
3,551	Bank7 Corp.(a)	67,149
3,044	Baycom Corp.(a)	69,708
3,745	Bridgewater Bancshares, Inc.(a)	44,640
1,766	CNB Financial Corp.	49,837
1,273	Employers Holdings, Inc.	55,885
299	Euronet Worldwide, Inc.(a)	46,617
4,519	Everi Holdings, Inc.(a)	54,273
5,114	First BanCorp	55,027
582	First Merchants Corp.	22,937
3,326	Heritage Insurance Holdings, Inc.	44,701
811	Innovative Industrial Properties, Inc.	85,698
1,654	Investar Holding Corp.	39,878
2,698	Meta Financial Group, Inc.	83,287
1,127	Moelis & Co., Class A	41,068
1,805	People's Utah Bancorp	54,692
2,514	Plymouth Industrial REIT, Inc.	46,710
1,136	Popular, Inc.	65,388
2,221	Rexford Industrial Realty, Inc.	91,950
1,424	Synovus Financial Corp.	54,354
2,532	TPG RE Finance Trust, Inc.	50,007
1,349	Triumph Bancorp, Inc.(a)	42,102

Shares		Value (Note 2)
Financial Services (continued)
1,140	Western Alliance Bancorp(a)	$56,362
		1,522,920

Health Care: 2.13%
2,691	Karyopharm Therapeutics, Inc.(a)	23,708
1,676	Varex Imaging Corp.(a)	53,280
		76,988

Materials & Processing: 6.17%
1,932	Kirkland Lake Gold, Ltd.	79,772
2,590	Koppers Holdings, Inc.(a)	70,707
1,791	Universal Forest Products, Inc.	72,410
		222,889

Producer Durables: 13.28%
1,240	Air Lease Corp.	51,820
1,237	Allied Motion Technologies, Inc.	49,035
769	Applied Industrial Technologies, Inc.	46,786
1,778	Columbus McKinnon Corp.	68,346
1,003	Cubic Corp.	66,399
931	ICF International, Inc.	79,312
731	OSI Systems, Inc.(a)	82,281
1,046	SP Plus Corp.(a)	36,118
		480,097

Technology: 9.68%
2,020	Blucora, Inc.(a)	60,479
981	Ebix, Inc.	45,155
2,222	Kulicke & Soffa Industries, Inc.	50,284
481	MKS Instruments, Inc.	40,948
7,726	Photronics, Inc.(a)	74,401
2,195	PlayAGS, Inc.(a)	41,178
3,615	Turtle Beach Corp.(a)	37,560
		350,005

Utilities: 1.48%
4,310	Vonage Holdings Corp.(a)	53,444

	Total Common Stocks
	(Cost $2,915,211)	3,453,694

SHORT TERM INVESTMENTS: 3.97%
	Dreyfus Government Cash Management Fund - Institutional Class
143,332	2.213% (7-Day Yield)	143,332

	Total Short Term Investments
	(Cost $143,332)	143,332

Shares	Value (Note 2)

Total Investments: 99.52%
(Cost $3,058,543)	3,597,026

Other Assets In Excess Of Liabilities: 0.48%	17,414
Net Assets: 100.00%	$3,614,440

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments

Emerald Insights Fund

July 31, 2019 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 97.50%
Consumer Discretionary: 18.17%
317	Amazon.com, Inc.(a)	$591,769
604	Burlington Stores, Inc.(a)	109,173
5,768	Chegg, Inc.(a)	259,099
238	Churchill Downs, Inc.	28,477
3,414	Cinemark Holdings, Inc.	136,287
917	Dine Brands Global, Inc.	75,277
484	Home Depot, Inc.	103,426
1,069	Lennar Corp., Class A	50,852
1,702	Overstock.com, Inc.(a)	38,329
1,232	Polaris Industries, Inc.	116,633
437	PVH Corp.	38,858
1,297	Royal Caribbean Cruises, Ltd.	150,893
11,027	SeaWorld Entertainment, Inc.(a)	337,095
		2,036,168

Consumer Staples: 1.38%
266	Boston Beer Co., Inc., Class A(a)	104,357
1,106	Freshpet, Inc.(a)	49,936
		154,293

Energy: 5.15%
1,691	Diamondback Energy, Inc.	174,900
5,472	Magnolia Oil & Gas Corp., Class A(a)	61,177
5,288	Oil States International, Inc.(a)	78,897
4,943	Tellurian, Inc.(a)	30,498
16,980	TETRA Technologies, Inc.(a)	26,489
715	Valero Energy Corp.	60,954
4,470	Viper Energy Partners LP	144,202
		577,117

Financial Services: 8.37%
1,595	Citigroup, Inc.	113,500
1,905	Evo Payments, Inc., Class A(a)	59,284
715	Fidelity National Information Services, Inc.	95,274
632	Fiserv, Inc.(a)	66,632
980	JPMorgan Chase & Co.	113,680
613	LendingTree, Inc.(a)	197,717
1,015	Visa, Inc., Class A	180,670
2,244	Western Alliance Bancorp	110,943
		937,700

Health Care: 17.01%
1,123	Abbott Laboratories	97,813
7,645	Adamas Pharmaceuticals, Inc.(a)	47,858
988	Alnylam Pharmaceuticals, Inc.(a)	76,659
2,693	Avrobio, Inc.(a)	57,146

Shares		Value (Note 2)
Health Care (continued)

9,607	BioDelivery Sciences International, Inc.(a)	35,642
1,361	Biohaven Pharmaceutical Holding Co., Ltd.(a)	$58,577
1,601	BioTelemetry, Inc.(a)	75,167
1,353	Catalent, Inc.(a)	76,431
6,878	Catalyst Pharmaceuticals, Inc.(a)	34,321
1,571	Deciphera Pharmaceuticals, Inc.(a)	34,719
9,133	Dicerna Pharmaceuticals, Inc.(a)	124,483
2,376	Horizon Therapeutics PLC(a)	59,139
4,313	Insmed, Inc.(a)	94,670
2,442	Integer Holdings Corp.(a)	213,748
653	Merck & Co., Inc.	54,193
2,087	PTC Therapeutics, Inc.(a)	100,531
1,507	Reata Pharmaceuticals, Inc., Class A(a)	136,610
998	Sarepta Therapeutics, Inc.(a)	148,552
2,205	Tabula Rasa HealthCare, Inc.(a)	132,895
1,145	Tandem Diabetes Care, Inc.(a)	72,627
918	Teladoc Health, Inc.(a)	62,644
675	Veeva Systems, Inc., Class A(a)	111,983
		1,906,408

Materials & Processing: 4.88%
2,777	GMS, Inc.(a)	62,510
702	Hexcel Corp.	57,396
1,096	Innospec, Inc.	102,345
913	Scotts Miracle-Gro Co.	102,420
2,720	Trex Co., Inc.(a)	222,360
		547,031

Producer Durables: 8.95%
743	Allied Motion Technologies, Inc.	29,453
2,010	Chart Industries, Inc.(a)	151,815
227	CoStar Group, Inc.(a)	139,696
6,742	Harsco Corp.(a)	158,167
3,866	Kratos Defense & Security Solutions, Inc.(a)	95,297
94	Lockheed Martin Corp.	34,044
1,328	NV5 Global, Inc.(a)	105,536
1,507	OSI Systems, Inc.(a)	169,628
960	Spirit Airlines, Inc.(a)	40,733
962	TopBuild Corp.(a)	78,047
		1,002,416

Technology: 30.77%
102	Adobe, Inc.(a)	30,484
334	Alphabet, Inc., Class A(a)	406,879
1,112	Anaplan, Inc.(a)	63,317
2,313	Apple, Inc.	492,762
927	DocuSign, Inc.(a)	47,944
3,188	Dropbox, Inc., Class A(a)	75,109

Shares		Value (Note 2)
Technology (continued)
645	Facebook, Inc., Class A(a)	125,278
716	Fortinet, Inc.(a)	57,502
14,243	Glu Mobile, Inc.(a)	106,253
3,091	Knowles Corp.(a)	62,902
2,835	ON Semiconductor Corp.(a)	60,981
478	Palo Alto Networks, Inc.(a)	108,286
4,415	PlayAGS, Inc.(a)	82,825
1,026	Proofpoint, Inc.(a)	129,481
3,570	Pure Storage, Inc., Class A(a)	54,050
3,902	Rapid7, Inc.(a)	236,656
1,322	RealPage, Inc.(a)	82,599
365	salesforce.com, Inc.(a)	56,393
291	ServiceNow, Inc.(a)	80,720
930	Take-Two Interactive Software, Inc.(a)	113,944
1,967	Varonis Systems, Inc.(a)	141,447
		3,447,530

Utilities: 2.82%
2,260	Aqua America, Inc.	94,807
17,888	Vonage Holdings Corp.(a)	221,811
		316,618

	Total Common Stocks
	(Cost $8,534,555)	10,925,281

EXCHANGE TRADED FUNDS: 1.24%
Technology: 1.24%
626	iShares North American Tech-Software ETF	138,947

	Total Exchange Traded Funds
	(Cost $137,880)	138,947

SHORT TERM INVESTMENTS: 0.95%
	Dreyfus Government Cash Management Fund - Institutional Class
106,440	2.213% (7-Day Yield)	106,440

	Total Short Term Investments
	(Cost $106,440)	106,440

Total Investments: 99.69%
(Cost $8,778,875)		11,170,668

Other Assets In Excess Of Liabilities: 0.31%		35,069
Net Assets: 100.00%		$11,205,737

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments

Emerald Banking and Finance Fund

July 31, 2019 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 99.62%
Financial Services: 95.59%
Banks: Diversified: 70.88%
70,605	1st Source Corp.	$3,314,905
162,101	Amalgamated Bank, Class A	2,781,653
10,809	Amerant Bancorp, Inc., Class B(a)	149,164
533,450	Amerant Bancorp, Inc., Class A(a)	9,804,811
69,178	American Business Bank(a)	2,490,408
185,488	American Riviera Bank(a)	3,323,945
80,890	Ameris Bancorp	3,216,995
913,279	Bancorp, Inc.(a)	8,840,541
424,577	Bank of Commerce Holdings	4,572,694
229,213	Bank of NT Butterfield & Son, Ltd.	7,204,165
495,424	Bank7 Corp.(a)	9,368,468
241,551	Baycom Corp.(a)	5,531,518
722,896	Bridgewater Bancshares, Inc.(a)	8,616,920
224,440	Business First Bancshares, Inc.	5,597,534
80	Capital Bancorp, Inc.(a)	1,019
175,146	CBTX, Inc.	5,278,900
67,194	CenterState Bank Corp.	1,634,158
97,000	Centric Financial Corp.(a)	977,275
118,810	Civista Bancshares, Inc.	2,634,018
110,002	CNB Financial Corp.	3,104,256
434,321	Coastal Financial Corp.(a)	6,901,361
26,842	Community Heritage Financial, Inc.	548,382
351,830	Esquire Financial Holdings, Inc.(a)	9,024,439
83,770	First BanCorp	901,365
113,927	First Bancshares, Inc.	3,783,516
63,498	First Choice Bancorp	1,409,656
134,051	First Mid Bancshares, Inc.	4,568,458
66,405	FS Bancorp, Inc.	3,273,766
288,277	FVCBankcorp, Inc.(a)	5,194,752
200,000	Guaranty Bancshares, Inc.	6,164,000
211,862	Heritage Commerce Corp.	2,620,733
103,116	Investar Holding Corp.	2,486,127
107,636	Live Oak Bancshares, Inc.	2,095,673
53	Mechanics Bank/Walnut Creek CA(a)	1,537,000
434,759	Merchants Bancorp	7,777,839
229,276	Metropolitan Bank Holding Corp.(a)	9,622,714
85,991	Opus Bank	1,927,058
150,710	Origin Bancorp, Inc.	5,246,215
127,472	People's Utah Bancorp	3,862,402
14,185	Popular, Inc.	816,489
279,177	Professional Holding Corp.(a)	5,164,774
254,684	Seacoast Commerce Banc Holdings	4,928,135
243,750	ServisFirst Bancshares, Inc.	8,302,125
71,032	Southern First Bancshares, Inc.(a)	2,896,685
317,100	Spirit of Texas Bancshares, Inc.(a)	6,798,624
3,640	SVB Financial Group(a)	844,371

Shares		Value (Note 2)
Banks: Diversified (continued)
52,620	Synovus Financial Corp.	2,008,505
321,966	Triumph Bancorp, Inc.(a)	10,048,559
168,750	Unity Bancorp, Inc.	3,494,812
135,517	Veritex Holdings, Inc.	3,467,880
		217,783,293

Banks: Savings, Thrift & Mortgage Lending: 11.13%
230,146	Heritage Financial Corp.	6,563,764
262,103	Malvern Bancorp, Inc.(a)	5,567,068
398,449	Meta Financial Group, Inc.	12,300,120
778,700	Sterling Bancorp, Inc.	7,646,834
250,000	University Bancorp, Inc./Ann Arbor MI(a)	2,116,250
		34,194,036

Commercial Finance & Mortgage Companies: 1.41%
1,222,440	ECN Capital Corp.	4,337,584

Consumer Lending: 4.25%
657,262	Curo Group Holdings Corp.(a)	8,163,194
1,970	LendingTree, Inc.(a)	635,404
50,000	MoneyGram International, Inc.(a)	122,500
99,650	OneMain Holdings, Inc.	4,130,492
		13,051,590

Diversified Financial Services: 2.36%
176,340	Cannae Holdings, Inc.(a)	5,105,043
184,790	Repay Holdings Corp.(a)	2,147,260
		7,252,303

Equity REIT - Industrial: 2.55%
74,020	Innovative Industrial Properties, Inc.	7,821,693

Financial Data & Systems: 1.24%
34,921	CPI Card Group, Inc.(a)	85,906
73,636	Green Dot Corp., Class A(a)	3,732,609
		3,818,515

Insurance: Multi-Line: 0.48%
30,648	James River Group Holdings, Ltd.	1,465,894

Insurance: Property-Casualty: 1.29%
121,397	Kingstone Cos., Inc.	1,029,446
18,353	Kinsale Capital Group, Inc.	1,649,201
51,270	NMI Holdings, Inc., Class A(a)	1,275,598
		3,954,245

Materials & Processing: 1.87%
Gold: 1.87%
139,458	Kirkland Lake Gold, Ltd.	5,758,221

Technology: 2.16%
Computer Services Software & Systems: 2.08%
51,300	Blucora, Inc.(a)	1,535,922

Shares		Value (Note 2)
Computer Services Software & Systems (continued)
105,680	Ebix, Inc.	$4,864,450
		6,400,372

Software: 0.08%
23,170	Akerna Corp.(a)	250,468

	Total Common Stocks
	(Cost $274,844,435)	306,088,214

Total Investments: 99.62%
(Cost $274,844,435)		306,088,214

Other Assets In Excess Of Liabilities: 0.38%		1,153,127
Net Assets: 100.00%		$307,241,341

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Emerald Funds	Notes to Quarterly Schedule of Investments
July 31, 2019 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Emerald Growth Fund, Emerald Small Cap Value Fund, Emerald Insights Fund, and Emerald Banking and Finance Fund (each a “Fund” and collectively, the “Funds”). The Emerald Small Cap Value Fund is a successor to a previously operational fund which was a series of Elessar Funds Investment Trust, a Delaware statutory trust, and was organized into a series of the Trust effective as of the close of business on June 26, 2015. Effective March 3, 2015, the Board approved changing the fiscal year end of the Emerald Small Cap Value Fund from September 30 to April 30.

The Emerald Growth Fund and Emerald Insights Fund seek to achieve long-term growth through capital appreciation. The Emerald Small Cap Value Fund seeks long-term capital appreciation. The Emerald Banking and Finance Fund seeks to achieve long term growth through capital appreciation with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Quarterly Schedule of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern Time, on each business day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

When such prices or quotations are not available, or when Emerald Mutual Fund Advisers Trust, (the “Adviser”), believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

Emerald Funds	Notes to Quarterly Schedule of Investments
July 31, 2019 (Unaudited)

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds as of July 31, 2019:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Growth Fund
Common Stocks(a)	$1,343,184,939	$–	$–	$1,343,184,939
Short Term Investments	16,949,430	–	–	16,949,430
TOTAL	$1,360,134,369	$–	$–	$1,360,134,369

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Small Cap Value Fund
Common Stocks(a)	$3,453,694	$–	$–	$3,453,694
Short Term Investments	143,332	–	–	143,332
TOTAL	$3,597,026	$–	$–	$3,597,026

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Insights Fund
Common Stocks(a)	$10,925,281	$–	$–	$10,925,281
Exchange Traded Funds(a)	138,947	–	–	138,947
Short Term Investments	106,440	–	–	106,440
TOTAL	$11,170,668	$–	$–	$11,170,668

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Banking and Finance Fund
Common Stocks
Financial Data & Systems	$3,818,514	$4,337,584	$–	$8,156,098
Other(a)	297,932,116	–	–	297,932,116
TOTAL	$301,750,630	$4,337,584	$–	$306,088,214

(a)	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

Emerald Funds	Notes to Quarterly Schedule of Investments
July 31, 2019 (Unaudited)

For the three months ended July 31, 2019, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs generally will not be eligible for treatment as qualified dividend income. As the final character of the distributions is not known until reported by the REITs on their 1099s, the Funds utilize an average of the prior year’s reallocation information as an estimate for the current year character of distributions.